Deposits - Scheduled Maturities of Other Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
2015	$ 139,708
2016	137,147
2017	32,175
2018	15,299
2019	7,576
2020 and thereafter	10
Other time deposits	$ 331,915	$ 381,996